Note 18 (Tables)	6 Months Ended
Jun. 30, 2026
Tax Assets And Liabilties [Abstract]
Tax assets and liabilities [Table Text Block]
The balance under the heading "Tax assets" in the condensed consolidated balance sheets includes the balances receivable from the tax authorities relating to current and deferred tax assets. The balance under the “Tax liabilities” heading includes the Group’s various current and deferred tax liabilities. The details of the mentioned tax assets and liabilities are as follows:

TAX ASSETS AND LIABILITIES (MILLIONS OF EUROS)

	June 2026	December 2025
Tax assets
Current tax assets	3,006	3,998
Deferred tax assets	14,152	13,869
Total	17,158	17,867
Tax liabilities
Current tax liabilities	1,685	1,480
Deferred tax liabilities	2,997	2,540
Total	4,682	4,020